Long-term Debt - Summary of Detailed Information About Borrowings (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Jun. 20, 2018	Mar. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 945,975		$ 8,422
Less: current portion	(103,716)		(1,557)
Long-term debt	842,259		6,865
Other Mortgages, Loans, and Financings
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	15,271		$ 8,422
Convertible Senior Notes at 4.25% Interest with Semi-Annual Interest Payments Due July 15, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	835,704
Convertible Senior Notes at 4.25% Interest with Semi-Annual Interest Payments Due July 15, 2023 | Principal Amount
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	600,000	$ 600,000
Convertible Senior Notes at 4.25% Interest with Semi-Annual Interest Payments Due July 15, 2023 | Accrued Interest
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,454
Convertible Senior Notes at 4.25% Interest with Semi-Annual Interest Payments Due July 15, 2023 | Non-credit risk fair value adjustment (FVTPL)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	183,120
Convertible Senior Notes at 4.25% Interest with Semi-Annual Interest Payments Due July 15, 2023 | Credit risk fair value adjustment (FVOCI)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	47,130
Term Loan Facility Advanced in the Form of Prime Rate Operating Loan, Bearing Interest Rate of Prime Plus 1% Due October 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 95,000